Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitment and Contingencies [Line Items]
Initial term of employment agreements	3 years
Rental expenses	$ 130,000	$ 127,000	$ 61,000
Expense relates to data processing and related contracts	2,884,000	2,942,000	2,827,000
Amount of annual cost per covered individual under first specific stop loss policy limits	100,000	90,000	90,000
Amount of annual cost per covered individual under second specific stop loss policy limits	1,700,000	1,800,000	$ 1,700,000
Liability related to self insured medical expenses	$ 172,000	$ 256,000
Minimum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees	1 year
Maximum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees	2 years